Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Intangible Assets (Details) [Line Items]
Recoverable amount (in Dollars)	$ 140,290
Estimated percentage	20.00%
Revenues and revenues terminal growth rate, description	s estimated revenues are based on the Company's budget, growth plans and available market information.
Effective tax rate	16.00%
2022 [Member]
Intangible Assets (Details) [Line Items]
Changes in margin percentage	280.70%
2030 [Member]
Intangible Assets (Details) [Line Items]
Changes in margin percentage	17.10%
NanoFabrica’s revenues [Member]
Intangible Assets (Details) [Line Items]
Revenues and revenues terminal growth rate, description	In total, revenues annual growth rate is expected to gradually decrease from 33.33% in 2026 to 5% in 2029. From 2030 onward, revenues are expected to increase at an annual rate of 3%, which reflects the long-term growth rate assumed.